Significant Accounting Policies (Details 4)	12 Months Ended
Dec. 31, 2018
Original classification under IAS 39 [Member]
Financial assets
Non-current financial assets	Loans and receivables
Trade and other receivables	Loans and receivables
Other current financial assets	Loans and receivables
Cash and cash equivalents	Loans and receivables
New classification under IFRS 9 [Member]
Financial assets
Non-current financial assets	Amortised cost
Trade and other receivables	Amortised cost
Other current financial assets	Amortised cost
Cash and cash equivalents	Amortised cost